[GRAPHIC OMITTED]

Oppenheimer
QUEST GLOBAL VALUE FUND, INC.[SERVICE MARK]

                                                  SEMIANNUAL REPORT MAY 31, 2002

[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
The Right Way to Invest

REPORT HIGHLIGHTS


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

29  Directors and
    Officers

32  Privacy Policy Notice


FUND OBJECTIVE
Oppenheimer Quest Global Value Fund, Inc.[SERVICE MARK] seeks long-term capital appreciation.

---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 5/31/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -2.03%      -7.67%
Class B     -2.33       -7.21
Class C     -2.33       -3.31
Class N     -2.17       -3.15

---------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 5/31/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -12.63%     -17.65%
Class B     -13.11      -17.46
Class C     -13.15      -14.01
Class N     -12.70      -13.57
---------------------------------

  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO OMITTED]

JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
QUEST GLOBAL VALUE FUND, INC.


DEAR SHAREHOLDER,

Although we're well into 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to for help in deciding where to invest their money. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Despite the continued challenges, there are signs of a slow but steady recovery in the U.S. economy. Rooted in a combination of low inflation, little pressure on the Federal Reserve Board (the Fed) to raise interest rates and the resilient U.S. consumer, business conditions are gradually improving. We believe the prospects for long-term investors look bright.
   In the short-term, however, one factor unnerving the markets is what the investment industry refers to as "headline risk." That is, the chances of a company receiving negative media attention for actual or perceived wrongdoing. Over the last year, scandals in the accounting industry and on Wall Street and stories of poor leadership in big corporations have fueled this negative attention, creating an atmosphere of mistrust between investors and many big businesses. Consequently, the prices of individual stocks have fallen sharply over short periods of time, leaving many shareholders wondering what effect these price drops can have on mutual funds.
   The fact is, mutual funds, while certainly not immune to declining stock prices, offer clear-cut advantages over direct ownership of individual stocks. Perhaps the biggest advantage is the inherent diversification of many mutual funds. Because fund


1  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

LETTER TO SHAREHOLDERS

portfolios often contain a number of different investments, one company's poor performance usually does not have a dramatic effect on the fund as a whole. In addition, OppenheimerFunds portfolio management teams are made up of experienced professionals with the skills, experience and resources necessary to make informed investment decisions.
   Your financial advisor is an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.


Sincerely,

/S/ SIGNATURE

John V. Murphy
June 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

2  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS


PORTFOLIO MANAGEMENT
TEAM
RICHARD GLASEBROOK
ELISA MAZEN


Q

HOW DID OPPENHEIMER QUEST GLOBAL VALUE FUND, INC. PERFORM DURING THE SIX MONTHS THAT ENDED MAY 31, 2002?
A. Like economies and markets throughout the world, the Fund's results for the period were a "mixed bag" of strengths and weaknesses. In the end, the Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index(1), due primarily to a sharp decline in one U.S. telecommunications stock.

PLEASE EXPLAIN THE "MIXED BAG" OF STRENGTHS AND WEAKNESSES.
Around the globe, economies are emerging from a recession that lasted anywhere from several months to several years. As a general rule, however, the progress toward economic expansion has been slow, with as much data to support recovery as to argue against it. With so much uncertainty, major equity markets, such as the United States and Germany, made scant progress or lost ground.
   In contrast, several of the smaller or emerging markets performed well. Concerned that U.S. and European stocks were overvalued in light of the regions' weak economies, investors directed their money to more reasonably valued developing markets. The influx of cash boosted stock prices in places like Singapore and New Zealand.
   One area that remains highly problematic is Japan, where government and businesses have once again failed to take the steps that would allow most Japanese corporations to be competitive on a global basis.


1. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. Index performance reflects the reinvestment of income, but does not consider the effect of transaction costs. For the six-month period ended 5/31/02, the MSCI had a cumulative return of 2.02%


3  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS


GIVEN THIS SITUATION, HOW DID YOU POSITION THE FUND?
As always, we focused on finding individual securities with relatively low valuations and visible catalysts for improvement--for instance, solid corporate fundamentals, a strong niche in a little-followed industry, or a positive impact from the economic cycle. We found several small and mid-sized companies that fit our parameters, including a Swiss elevator manufacturer and a Brazilian maker of regional, military and corporate jets. Others included a couple of European automobile manufacturers, whose new models could boost sales and revenues for both.(2)
   Notwithstanding the addition of these more aggressive positions, the portfolio remained relatively defensive, with a large allocation to the U.S. market (approximately 54% of the Fund's total market value) and a heavy emphasis on financial services and consumer stocks. Also, we limited the Fund's exposure to technology and telecommunications, two areas that have been plagued by high stock valuations, fierce competition and excess capacity.

WHICH STOCKS CONTRIBUTED OR DETRACTED THE MOST FROM THE FUND'S TOTAL RETURN? One telecommunications stock, WorldCom, Inc., was by far the biggest hindrance to performance. Despite its dominance in the long-distance carrier business, WorldCom is struggling with competition, overcapacity and poor earnings. In addition, WorldCom carries a high level of debt. Investors' worries about

2. The Fund's holdings and allocations are subject to change.

4  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE
For the Periods Ended 6/30/02(3)

Class A
1-Year   5-Year  10-Year
--------------------------
-18.58%  1.44%       8.34%

Class B          Since
1-Year   5-Year  Inception
--------------------------
-18.38%  1.84%       7.57%

Class C          Since
1-Year   5-Year  Inception
--------------------------
-14.98%  2.11%       7.34%

Class N          Since
1-Year   5-Year  Inception
--------------------------
-14.50%  N/A       -13.77%
------------------------------------------------


the company's ability to meet this debt obligation contributed in part to the stock's decline.

   On the other side of the ledger, we saw strong price appreciation for a wide variety of stocks, including U.S. defense contractor Boeing Co., industrial manufacturer ITT Industries, Inc. (U.S.), and Kingfisher plc. We are especially pleased with the results for Kingfisher, as it is an excellent example of our strategy of finding little-known, less-expensive stocks with plenty of room for appreciation. The company is a general retailer in the United Kingdom that caters to the do-it-yourself market. It is successfully growing its business by acquiring local competitors.

DO YOU EXPECT THE WORLDWIDE RECOVERY TO CONTINUE?
Our investment management strategy is not driven by large-scale or top-down factors like the direction of the economy. Still, companies do not operate in a vacuum, so we do pay attention to the general trends. Right now, we think the trend in Europe is quite positive, we continue to be wary of Japan, and we're cautious of the emerging markets.
   Europe is reaching the "payoff" phase after years of restructuring the economy, the monetary system and the corporations. Businesses there have made some headway in trimming bloated labor forces. The reduction or elimination of corporate capital gains taxes is encouraging companies to divest less-profitable businesses. And the Euro appears to have achieved a relatively stable relationship to other major currencies (e.g., the U.S. dollar and Japanese yen). So, assuming that this year's elections in France and Germany demonstrate a clear political will to continue with reform, we fully expect stocks in Europe to reap the fruits of change.


3. See Notes page 7 for further details.

5  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS


REGIONAL ALLOCATION(4)

[GRAPHIC OMITTED]

U.S./Canada             59.9%
Europe                  29.7
Asia                     8.8
Middle East/
 Africa                  1.0
Latin
 America                 0.6


   Of course, not all stocks would benefit equally, so we will remain focused on finding companies with the right characteristics, including strength of management, the ability to generate long-term profits, and attractive valuations. It is our ability to ferret out these opportunities that makes Oppenheimer Quest Global Value Fund, Inc. part of THE RIGHT WAY TO INVEST.


TOP TEN GEOGRAPHICAL DIVERSIFICATION HOLDINGS(4)
-------------------------------------------------------------
United States                                           54.0%
-------------------------------------------------------------
Great Britain                                           10.7
-------------------------------------------------------------
Japan                                                    6.1
-------------------------------------------------------------
France                                                   6.0
-------------------------------------------------------------
Canada                                                   5.9
-------------------------------------------------------------
Switzerland                                              5.0
-------------------------------------------------------------
Germany                                                  2.7
-------------------------------------------------------------
Sweden                                                   1.4
-------------------------------------------------------------
Singapore                                                1.2
-------------------------------------------------------------
Israel                                                   1.0

TOP TEN COMMON STOCK HOLDINGS(5)
-------------------------------------------------------------
Freddie Mac                                              7.5%
-------------------------------------------------------------
Wells Fargo Co.                                          4.7
-------------------------------------------------------------
McDonald's Corp.                                         3.7
-------------------------------------------------------------
Boeing Co.                                               3.5
-------------------------------------------------------------
Alcan, Inc.                                              3.2
-------------------------------------------------------------
M&T Bank Corp.                                           2.8
-------------------------------------------------------------
ChevronTexaco Corp.                                      2.4
-------------------------------------------------------------
Citigroup, Inc.                                          2.3
-------------------------------------------------------------
Fannie Mae                                               2.2
-------------------------------------------------------------
Pernod-Ricard SA                                         1.9


4. Portfolio is subject to change. Percentages are as of May 31, 2002, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of May 31, 2002, and are based on net assets.


6  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's sub-advisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio managers are employed by the Fund's subadvisor.

CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, which is currently subject to a voluntary rate reduction as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  MAY 31, 2002 / UNAUDITED


                                                                                  MARKET VALUE
                                                                       SHARES       SEE NOTE 1
===============================================================================================
 COMMON STOCKS--95.6%
-----------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--13.3%
-----------------------------------------------------------------------------------------------
 AUTOMOBILES--2.7%
 Bayerische Motoren Werke AG (BMW)                                     70,774     $  3,033,115
-----------------------------------------------------------------------------------------------
 Nissan Motor Co.                                                     388,000        2,754,345
-----------------------------------------------------------------------------------------------
 Peugeot SA                                                            75,988        4,011,251
                                                                                  -------------
                                                                                     9,798,711

-----------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.7%
 McDonald's Corp.                                                      437,000      13,083,780
-----------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.3%
 Great Universal Stores (The) plc                                      488,343       4,630,242
-----------------------------------------------------------------------------------------------
 MEDIA--2.8%
 General Motors Corp., Cl. H(1)                                        368,300       5,369,814
-----------------------------------------------------------------------------------------------
 Learning Technology plc(1,2)                                          510,000              --
-----------------------------------------------------------------------------------------------
 Reuters Group plc                                                     453,200       3,093,465
-----------------------------------------------------------------------------------------------
 Singapore Press Holdings Ltd.                                         118,900       1,390,682
                                                                                  -------------
                                                                                     9,853,961

-----------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.4%
 Dollar General Corp.                                                  81,300        1,397,547
-----------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.8%
 Kingfisher plc                                                     1,212,447        6,461,986
-----------------------------------------------------------------------------------------------
 TEXTILES & APPAREL--0.6%
 LVMH Moet Hennessey Louis Vuitton                                     40,000        2,120,861
-----------------------------------------------------------------------------------------------
 CONSUMER STAPLES--7.0%
-----------------------------------------------------------------------------------------------
 BEVERAGES--1.9%
 Pernod-Ricard SA                                                      76,300        6,854,254
-----------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--3.4%
 Boots Co. plc                                                        262,396        2,628,054
-----------------------------------------------------------------------------------------------
 CVS Corp.                                                             80,900        2,591,227
-----------------------------------------------------------------------------------------------
 Goodman Fielder Ltd.                                               2,396,600        2,211,446
-----------------------------------------------------------------------------------------------
 Kroger Co. (The)(1)                                                  212,000        4,738,200
                                                                                  -------------
                                                                                    12,168,927

-----------------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.9%
 Cadbury Schweppes plc                                                414,000        3,028,824
-----------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.8%
 Kao Corp.                                                            127,000        2,972,765
-----------------------------------------------------------------------------------------------
 ENERGY--7.2%
-----------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.2%
 Transocean, Inc.                                                     111,800        4,267,406
-----------------------------------------------------------------------------------------------
 OIL & GAS--6.0%
 ChevronTexaco Corp.                                                   97,865        8,538,721
-----------------------------------------------------------------------------------------------
 Kerr-McGee Corp.                                                      40,500        2,352,645


8  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.


                                                                                  MARKET VALUE
                                                                       SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------
 OIL & GAS Continued
 Phillips Petroleum Co.                                               118,740     $  6,833,487
-----------------------------------------------------------------------------------------------
 Suncor Energy, Inc.                                                   85,400        1,500,089
-----------------------------------------------------------------------------------------------
 TotalFinaElf SA, B Shares                                             15,000        2,339,020
                                                                                  -------------
                                                                                     21,563,962

-----------------------------------------------------------------------------------------------
 FINANCIALS--30.3%
-----------------------------------------------------------------------------------------------
 BANKS--13.0%
 BNP Paribas SA                                                        31,000        1,745,039
-----------------------------------------------------------------------------------------------
 Credit Suisse Group(1)                                               174,501        6,442,994
-----------------------------------------------------------------------------------------------
 Danske Bank AS                                                       151,000        2,771,408
-----------------------------------------------------------------------------------------------
 DBS Group Holdings Ltd.                                              357,100        2,817,791
-----------------------------------------------------------------------------------------------
 Lloyds TSB Group plc                                                 154,692        1,674,955
-----------------------------------------------------------------------------------------------
 M&T Bank Corp.                                                       116,500       10,155,305
-----------------------------------------------------------------------------------------------
 National Bank of Canada                                              108,000        2,325,393
-----------------------------------------------------------------------------------------------
 Nordea Airport Board                                                 277,952        1,607,305
-----------------------------------------------------------------------------------------------
 Skandinaviska Enskilda Banken (SEB)                                   28,308          281,949
-----------------------------------------------------------------------------------------------
 Wells Fargo Co.                                                      320,200       16,778,480
                                                                                  -------------
                                                                                    46,600,619

-----------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--13.5%
 Citigroup, Inc.                                                      188,733        8,149,491
-----------------------------------------------------------------------------------------------
 Deutsche Boerse AG                                                    73,000        3,348,811
-----------------------------------------------------------------------------------------------
 Fannie Mae                                                            98,700        7,896,987
-----------------------------------------------------------------------------------------------
 Freddie Mac                                                          406,500       26,646,075
-----------------------------------------------------------------------------------------------
 Household International, Inc.                                         39,500        2,020,425
                                                                                  -------------
                                                                                    48,061,789

-----------------------------------------------------------------------------------------------
 INSURANCE--3.8%
 John Hancock Financial Services, Inc.                                 63,500        2,329,815
-----------------------------------------------------------------------------------------------
 Swiss Reinsurance Co.                                                 47,213        4,813,810
-----------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A(1)                          173,200        3,039,660
-----------------------------------------------------------------------------------------------
 UnumProvident Corp.                                                  134,000        3,390,200
                                                                                  -------------
                                                                                    13,573,485

-----------------------------------------------------------------------------------------------
 HEALTH CARE--6.5%
-----------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.2%
 Wyeth                                                                 74,400        4,129,200
-----------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
 Essilor International SA                                              94,000        3,795,762
-----------------------------------------------------------------------------------------------
 Terumo Corp.                                                         163,200        2,440,669
                                                                                  -------------
                                                                                     6,236,431


9  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED

                                                                                  MARKET VALUE
                                                                       SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------
 PHARMACEUTICALS--3.6%
 Bristol-Myers Squibb Co.                                              26,300     $    818,456
-----------------------------------------------------------------------------------------------
 GlaxoSmithKline plc                                                  131,786        2,707,323
-----------------------------------------------------------------------------------------------
 Novartis AG                                                           84,240        3,618,427
-----------------------------------------------------------------------------------------------
 Pharmacia Corp.                                                       48,200        2,081,758
-----------------------------------------------------------------------------------------------
 Teva Pharmaceutical Industries Ltd., ADR                              53,300        3,572,699
                                                                                  -------------
                                                                                    12,798,663

-----------------------------------------------------------------------------------------------
 INDUSTRIALS--10.0%
-----------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--4.0%
 Boeing Co.                                                           290,000       12,368,500
-----------------------------------------------------------------------------------------------
 Empresa Brasileira de Aeronautica SA (Embraer), ADR                   87,949        2,075,596
                                                                                  -------------
                                                                                    14,444,096

-----------------------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.5%
 Yamato Transport Co. Ltd.                                             91,000        1,796,463
-----------------------------------------------------------------------------------------------
 AIRLINES--0.2%
 Deutsche Lufthansa AG                                                 52,774          724,809
-----------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.8%
 Amadeus Global Travel Distribution SA(1)                             447,781        2,970,369
-----------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.5%
 Smiths Group plc                                                     125,644        1,614,135
-----------------------------------------------------------------------------------------------
 MACHINERY--3.0%
 ITT Industries, Inc.                                                  81,200        5,440,400
-----------------------------------------------------------------------------------------------
 Schindler Holding AG                                                      85          173,602
-----------------------------------------------------------------------------------------------
 Schindler Holding AG                                                   1,211        2,487,234
-----------------------------------------------------------------------------------------------
 SKF Airport Board, B Shares                                          100,000        2,495,148
                                                                                  -------------
                                                                                    10,596,384

-----------------------------------------------------------------------------------------------
 ROAD & RAIL--0.9%
 Canadian National Railway Co.                                         64,000        3,194,555
-----------------------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.1%
 Alfa Laval AB(1)                                                      50,000          462,065
-----------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--3.0%
-----------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.0%
 Nokia Corp., Sponsored ADR, A Shares                                 237,000        3,289,560
-----------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.3%
 EMC Corp.                                                            151,000        1,094,750
-----------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.3%
 ASML Holding NV(1)                                                    58,000        1,075,320
-----------------------------------------------------------------------------------------------
 SOFTWARE--1.4%
 Computer Associates International, Inc.                              225,900        3,921,624
-----------------------------------------------------------------------------------------------
 Microsoft Corp.                                                       22,600        1,150,566
                                                                                  -------------
                                                                                     5,072,190


10  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.


                                                                                  MARKET VALUE
                                                                       SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------
 MATERIALS--6.9%
-----------------------------------------------------------------------------------------------
 CHEMICALS--1.1%
 BOC Group plc                                                        250,600     $  3,908,787
-----------------------------------------------------------------------------------------------
 METALS & MINING--5.8%
 Alcan, Inc.                                                          304,400       11,597,640
-----------------------------------------------------------------------------------------------
 Alcoa, Inc.                                                          124,200        4,344,516
-----------------------------------------------------------------------------------------------
 Inco Ltd.(1)                                                          75,400        1,714,758
-----------------------------------------------------------------------------------------------
 Rio Tinto plc                                                        152,926        2,913,372
                                                                                  -------------
                                                                                    20,570,286

-----------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--7.0%
-----------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
 Deutsche Telekom AG                                                  205,865        2,279,225
-----------------------------------------------------------------------------------------------
 Nippon Telegraph & Telephone Corp.                                     1,066        4,870,247
-----------------------------------------------------------------------------------------------
 SBC Communications, Inc.                                             104,000        3,566,160
-----------------------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                             266,984        4,391,887
-----------------------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group                                      1,146,505        1,903,198
                                                                                  -------------
                                                                                    17,010,717

-----------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--2.2%
 Vodafone Group plc                                                 3,068,222        4,635,329
-----------------------------------------------------------------------------------------------
 Vodafone Panafon SA                                                  696,262        3,434,733
                                                                                  -------------
                                                                                     8,070,062

-----------------------------------------------------------------------------------------------
 UTILITIES--4.4%
-----------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.6%
 Exelon Corp.                                                          46,700        2,497,983
-----------------------------------------------------------------------------------------------
 Hongkong Electric Holdings Ltd.                                      848,200        3,294,973
                                                                                  -------------
                                                                                     5,792,956

-----------------------------------------------------------------------------------------------
 GAS UTILITIES--2.8%
 El Paso Corp.                                                         74,500        1,910,925
-----------------------------------------------------------------------------------------------
 NiSource, Inc.                                                        67,100        1,625,833
-----------------------------------------------------------------------------------------------
 Tokyo Gas Co. Ltd.                                                 2,327,000        6,375,086
                                                                                  -------------
                                                                                     9,911,844
                                                                                  -------------
 Total Common Stocks (Cost $337,587,869)                                           341,202,761

                                                                    PRINCIPAL
                                                                       AMOUNT
===============================================================================================
 SHORT-TERM NOTES--2.1%
-----------------------------------------------------------------------------------------------
 Student Loan Marketing Assn., 1.78%, 6/3/02 (Cost $7,539,255)     $7,540,000        7,539,255

-----------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $345,127,124)                         97.7%     348,742,016
-----------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                          2.3        8,161,393
                                                                   ----------------------------
 NET ASSETS                                                             100.0%    $356,903,409
                                                                   ============================


11  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED


 FOOTNOTES TO STATEMENT OF INVESTMENTS
 1. Non-income producing security.
 2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHICAL DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


 GEOGRAPHICAL DIVERSIFICATION                          MARKET VALUE         PERCENT
------------------------------------------------------------------------------------
 United States                                         $188,364,276            54.0%
 Great Britain                                           37,296,473            10.7
 Japan                                                   21,209,574             6.1
 France                                                  20,866,186             6.0
 Canada                                                  20,332,435             5.9
 Switzerland                                             17,536,067             5.0
 Germany                                                  9,385,961             2.7
 Sweden                                                   4,846,467             1.4
 Singapore                                                4,208,473             1.2
 Israel                                                   3,572,699             1.0
 Greece                                                   3,434,733             1.0
 Hong Kong                                                3,294,973             0.9
 Finland                                                  3,289,560             0.9
 Spain                                                    2,970,369             0.9
 Denmark                                                  2,771,408             0.8
 Australia                                                2,211,446             0.6
 Brazil                                                   2,075,596             0.6
 The Netherlands                                          1,075,320             0.3
                                                       -----------------------------
 Total                                                 $348,742,016           100.0%
                                                       =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED


 MAY 31, 2002
===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (cost $345,127,124) --
  see accompanying statement                                          $348,742,016
-----------------------------------------------------------------------------------
 Cash                                                                       80,703
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                        8,756,943
 Interest and dividends                                                    881,933
 Shares of capital stock sold                                              281,490
 Other                                                                      47,212
                                                                      -------------
 Total assets                                                          358,790,297

===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of capital stock redeemed                                          883,417
 Investments purchased                                                     561,108
 Distribution and service plan fees                                        152,714
 Transfer and shareholder servicing agent fees                              96,923
 Shareholder reports                                                        87,244
 Directors' compensation                                                    45,701
 Other                                                                      59,781
                                                                      -------------
 Total liabilities                                                       1,886,888

===================================================================================
 NET ASSETS                                                           $356,903,409
                                                                      =============

===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of capital stock                                 $    250,700
-----------------------------------------------------------------------------------
 Additional paid-in capital                                            377,417,106
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                          (515,845)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                          (23,882,928)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies             3,634,376
                                                                      -------------
 NET ASSETS                                                           $356,903,409
                                                                      =============



13  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED


==============================================================================================
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $231,241,247 and 15,990,375 shares of capital stock outstanding)                       $14.46
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                               $15.34
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $85,965,707
 and 6,208,803 shares of capital stock outstanding)                                     $13.85
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,266,059
 and 2,771,732 shares of capital stock outstanding)                                     $13.81
----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,430,396
 and 99,062 shares of capital stock outstanding)                                        $14.44


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  UNAUDITED

 FOR THE SIX MONTHS ENDED MAY 31, 2002
===============================================================================
 INVESTMENT INCOME
-------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $273,297)         $  2,971,156
-------------------------------------------------------------------------------
 Interest                                                               72,055
                                                                  -------------
 Total investment income                                             3,043,211

===============================================================================
 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                     1,371,501
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               424,715
 Class B                                                               452,182
 Class C                                                               193,502
 Class N                                                                 2,195
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                         499,267
-------------------------------------------------------------------------------
 Administrative fees                                                   457,167
-------------------------------------------------------------------------------
 Shareholder reports                                                    56,671
-------------------------------------------------------------------------------
 Custodian fees and expenses                                            18,929
-------------------------------------------------------------------------------
 Directors' compensation                                                14,825
-------------------------------------------------------------------------------
 Other                                                                  27,707
                                                                  -------------
 Total expenses                                                      3,518,661
 Less reduction to custodian expenses                                   (1,168)
                                                                  -------------
 Net expenses                                                        3,517,493

===============================================================================
 NET INVESTMENT LOSS                                                  (474,282)

===============================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                        (7,044,843)
 Foreign currency transactions                                      (3,964,642)
                                                                  -------------
 Net realized loss                                                 (11,009,485)

-------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                        (3,491,817)
 Translation of assets and liabilities denominated in
 foreign currencies                                                  6,984,716
                                                                  -------------
 Net change                                                          3,492,899
                                                                  -------------
 Net realized and unrealized loss                                   (7,516,586)

===============================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ (7,990,868)
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS          YEAR
                                                               ENDED         ENDED
                                                        MAY 31, 2002  NOVEMBER 30,
                                                         (UNAUDITED)          2001
===================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment loss                                    $   (474,282) $   (401,913)
-----------------------------------------------------------------------------------
 Net realized loss                                       (11,009,485)  (11,459,929)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)      3,492,899   (31,247,273)
                                                        ---------------------------
 Net decrease in net assets resulting from operations     (7,990,868)  (43,109,115)

===================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          --   (25,099,364)
 Class B                                                          --   (10,311,184)
 Class C                                                          --    (4,105,983)
 Class N                                                          --            --

===================================================================================
 CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from capital stock transactions:
 Class A                                                  (2,733,828)    5,228,414
 Class B                                                  (5,479,805)      520,837
 Class C                                                    (230,015)    2,960,130
 Class N                                                     915,175       558,287

===================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------
 Total decrease                                          (15,519,341)  (73,357,978)
-----------------------------------------------------------------------------------
 Beginning of period                                     372,422,750   445,780,728
                                                        ---------------------------
 End of period (including accumulated net investment
 losses of $515,845 and $41,563, respectively)          $356,903,409  $372,422,750
                                                        ===========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS


                                                SIX MONTHS                                                   YEAR
                                                     ENDED                                                  ENDED
                                              MAY 31, 2002                                               NOV. 30,
CLASS A                                        (UNAUDITED)       2001       2000       1999       1998       1997
==================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.76     $17.93     $22.05     $19.37     $18.50     $16.48
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           --(1)     .02        .10       (.02)       .03        .03
 Net realized and unrealized gain (loss)              (.30)     (1.62)       .24       3.90       1.63       2.55
                                                    --------------------------------------------------------------
 Total from investment operations                     (.30)     (1.60)       .34       3.88       1.66       2.58
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         --       (.22)        --       (.03)      (.01)
 Dividends in excess of net investment income           --         --         --       (.09)        --         --
 Distributions from net realized gain                   --      (1.57)     (4.24)     (1.11)      (.76)      (.55)
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --      (1.57)     (4.46)     (1.20)      (.79)      (.56)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $14.46     $14.76     $17.93     $22.05     $19.37     $18.50
                                                    ==============================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 (2.03)%   (10.04)%     1.47%     21.64%      9.38%     16.24%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $231,241   $238,882   $285,836   $346,067   $295,596   $267,636
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $236,355   $269,338   $325,539   $318,701   $291,554   $233,020
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                        (0.03)%     0.12%      0.47%     (0.11)%     0.09%      0.17%
 Expenses                                             1.70%      1.71%      1.70%      1.75%      1.76%(4)   1.73%(4)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                42%        71%       104%        78%        59%        32%


1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  CONTINUED


                                                SIX MONTHS                                                   YEAR
                                                     ENDED                                                  ENDED
                                              MAY 31, 2002                                               NOV. 30,
CLASS B                                        (UNAUDITED)       2001       2000       1999       1998       1997
==================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.18     $17.38     $21.50     $18.92     $18.14     $16.25
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.06)      (.08)      (.02)      (.13)      (.06)      (.04)
 Net realized and unrealized gain (loss)              (.27)     (1.55)       .25       3.82       1.60       2.48
                                                    --------------------------------------------------------------
 Total from investment operations                     (.33)     (1.63)       .23       3.69       1.54       2.44
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         --       (.11)        --         --         --
 Dividends in excess of net investment income           --         --         --         --(1)      --         --
 Distributions from net realized gain                   --      (1.57)     (4.24)     (1.11)      (.76)      (.55)
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --      (1.57)     (4.35)     (1.11)      (.76)      (.55)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $13.85     $14.18     $17.38     $21.50     $18.92     $18.14
                                                    ==============================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 (2.33)%   (10.57)%     0.91%     21.05%      8.89%     15.61%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $85,966   $ 93,590   $114,765   $143,632   $129,071    $98,457
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $90,663   $105,464   $128,686   $134,690   $118,617    $67,317
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                 (0.69)%    (0.48)%    (0.09)%    (0.61)%    (0.41)%    (0.34)%
 Expenses                                             2.34%      2.31%      2.24%      2.25%      2.27%(4)   2.24%(4)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                42%        71%       104%        78%        59%        32%


1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.


                                                SIX MONTHS                                                   YEAR
                                                     ENDED                                                  ENDED
                                              MAY 31, 2002                                               NOV. 30,
CLASS C                                        (UNAUDITED)       2001       2000       1999       1998       1997
==================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.14     $17.33     $21.46     $18.89     $18.11     $16.22
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.05)      (.07)      (.02)      (.12)      (.06)      (.03)
 Net realized and unrealized gain (loss)              (.28)     (1.55)       .25       3.80       1.60       2.47
                                                    --------------------------------------------------------------
 Total from investment operations                     (.33)     (1.62)       .23       3.68       1.54       2.44
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         --       (.12)        --         --         --
 Dividends in excess of net investment income           --         --         --         --(1)      --         --
 Distributions from net realized gain                   --      (1.57)     (4.24)     (1.11)      (.76)      (.55)
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --      (1.57)     (4.36)     (1.11)      (.76)      (.55)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $13.81     $14.14     $17.33     $21.46     $18.89     $18.11
                                                    ==============================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 (2.33)%   (10.54)%     0.91%     21.02%      8.90%     15.64%
------------------------------------------------------------------------------------------------------------------

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $38,266    $39,429    $45,179    $57,925    $51,060    $38,769
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $38,808    $42,552    $51,539    $52,348    $47,322    $26,735
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                 (0.67)%    (0.48)%    (0.10)%    (0.61)%    (0.41)%    (0.34)%
 Expenses                                             2.34%      2.31%      2.24%      2.25%      2.27%(4)   2.24%(4)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                42%        71%       104%        78%        59%        32%


1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  CONTINUED

                                                SIX MONTHS     PERIOD
                                                     ENDED      ENDED
                                              MAY 31, 2002   NOV. 30,
CLASS N                                        (UNAUDITED)    2001(1)
======================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------
 Net asset value, beginning of period               $14.76     $16.58
----------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.01)        --(2)
 Net realized and unrealized loss                     (.31)     (1.82)
                                                    ------------------
 Total from investment operations                     (.32)     (1.82)
----------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         --
 Dividends in excess of net investment income           --         --
 Distributions from net realized gain                   --         --
                                                    ------------------
 Total dividends and/or distributions
 to shareholders                                        --         --
----------------------------------------------------------------------
 Net asset value, end of period                     $14.44     $14.76
                                                    ==================

======================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                 (2.17)%   (10.98)%
----------------------------------------------------------------------

======================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,430       $522
----------------------------------------------------------------------
 Average net assets (in thousands)                  $  880       $275
----------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                         0.04%     (0.05)%
 Expenses                                             1.84%      1.81%
----------------------------------------------------------------------
 Portfolio turnover rate                                42%        71%


1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Quest Global Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


21  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $22,786,933. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of November 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2009         $5,716,132

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2002, the Fund's projected benefit obligations were increased by $4,044 and payments of $1,222 were made to retired directors, resulting in an accumulated liability of $44,383 as of May 31, 2002.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.


22  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


23  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
 2. CAPITAL STOCK
 The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:


                       SIX MONTHS ENDED MAY 31, 2002   YEAR ENDED NOVEMBER 30, 2001(1)
                                SHARES        AMOUNT             SHARES         AMOUNT
---------------------------------------------------------------------------------------
 CLASS A
 Sold                        2,196,140  $ 32,256,268          9,353,473  $ 151,872,376
 Dividends and/or
 distributions reinvested           --            --          1,420,337     23,975,302
 Redeemed                   (2,386,566)  (34,990,096)       (10,534,631)  (170,619,264)
                            -----------------------------------------------------------
 Net increase (decrease)      (190,426) $ (2,733,828)           239,179  $   5,228,414
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                          500,103  $  7,054,130          1,017,781  $  15,705,574
 Dividends and/or
 distributions reinvested           --            --            582,322      9,497,895
 Redeemed                     (891,265)  (12,533,935)        (1,605,198)   (24,682,632)
                            -----------------------------------------------------------
 Net increase (decrease)      (391,162) $ (5,479,805)            (5,095) $     520,837
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                          352,323  $  4,930,741          1,040,947  $  16,074,933
 Dividends and/or
 distributions reinvested           --            --            199,026      3,235,955
 Redeemed                     (369,188)   (5,160,756)        (1,058,605)   (16,350,758)
                            -----------------------------------------------------------
 Net increase (decrease)       (16,865) $   (230,015)           181,368  $   2,960,130
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS N
 Sold                           90,743  $  1,313,974             37,400  $     588,274
 Dividends and/or
 distributions reinvested           --            --                 --             --
 Redeemed                      (27,062)     (398,799)            (2,019)       (29,987)
                            -----------------------------------------------------------
 Net increase                   63,681  $    915,175             35,381  $     558,287
                            ===========================================================


 1. For the year ended November 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N Shares.

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2002, were $148,538,278 and $148,320,797, respectively.


24  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $400 million of average annual net assets of the Fund, 0.70% of the next $400 million, and 0.65% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended May 31, 2002 was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
 ADMINISTRATION FEES. Under a separate administration agreement, the Manager provides administrative services to the Fund and handles its business affairs at a fee of 0.25% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended May 31, 2002, the Manager paid $477,885 to the Sub-Advisor.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   AGGREGATE         CLASS A      CONCESSIONS      CONCESSIONS      CONCESSIONS      CONCESSIONS
                   FRONT-END       FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C       ON CLASS N
               SALES CHARGES   SALES CHARGES           SHARES           SHARES           SHARES           SHARES
 SIX MONTHS       ON CLASS A     RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
 ENDED                SHARES     DISTRIBUTOR   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------
 May 31, 2002       $207,787         $53,865          $64,654         $218,662          $41,476           $7,547


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                     CLASS A              CLASS B              CLASS C              CLASS N
         CONTINGENT DEFERRED  CONTINGENT DEFERRED  CONTINGENT DEFERRED  CONTINGENT DEFERRED
               SALES CHARGES        SALES CHARGES        SALES CHARGES        SALES CHARGES
 SIX MONTHS      RETAINED BY          RETAINED BY          RETAINED BY          RETAINED BY
 ENDED           DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR
-------------------------------------------------------------------------------------------
 May 31, 2002         $6,698              $79,576               $2,316                  $21


 The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


25  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 CLASS A DISTRIBUTION AND SERVICE PLAN FEES. Under the plan the Fund pays an asset based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets of Class A shares of the Fund. Effective January 1, 2002, the Fund pays an asset based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 10% of average annual net assets representing Class A shares purchased on or after that date (The Board of Directors can set this rate up to 0.25%.). Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits compensation to the Distributor at a rate up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2002, payments under the Class A Plan totaled $424,715, all of which was paid by the Distributor to recipients. That included $15,964 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


26  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

 Distribution fees paid to the Distributor for the six months ended May 31, 2002, were as follows:


                                                                        DISTRIBUTOR'S
                                                         DISTRIBUTOR'S      AGGREGATE
                                                             AGGREGATE   UNREIMBURSED
                                                          UNREIMBURSED  EXPENSES AS %
                        TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                            UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
--------------------------------------------------------------------------------------
 Class B Plan                 $452,182         $351,790     $1,019,029           1.19%
 Class C Plan                  193,502           32,823        848,723           2.22
 Class N Plan                    2,195            2,019         22,732           1.59


================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
 6. ILLIQUID SECURITIES
 As of May 31, 2002, investments in securities included issues that are illiquid. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


27  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at May 31, 2002.


28  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.



==============================================================================================================================
 DIRECTORS AND OFFICERS    Thomas W. Courtney, Chairman of the Board of Directors and Director
                           John V. Murphy, President
                           Paul Y. Clinton, Director
                           Robert G. Galli, Director
                           Lacy B. Herrmann, Director
                           Brian Wruble, Director
                           O. Leonard Darling, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

==============================================================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.

==============================================================================================================================
 SUB-ADVISOR               OpCap Advisors

==============================================================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

==============================================================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

==============================================================================================================================
 CUSTODIAN OF              Citibank, N.A.
 PORTFOLIO SECURITIES

==============================================================================================================================
 INDEPENDENT AUDITORS      KPMG LLP

==============================================================================================================================
 LEGAL COUNSEL             Mayer, Brown, Rowe and Maw


                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                           [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


29  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

OPPENHEIMERFUNDS FAMILY


 GLOBAL EQUITY          Developing Markets Fund                                      Global Fund
                        International Small Company Fund                             Quest Global Value Fund
                        Europe Fund                                                  Global Growth & Income Fund
                        International Growth Fund
---------------------------------------------------------------------------------------------------------------------------
 EQUITY                 STOCK                                                        STOCK & BOND
                        Emerging Technologies Fund                                   Quest Opportunity Value Fund
                        Emerging Growth Fund                                         Total Return Fund
                        Enterprise Fund                                              Quest Balanced Value Fund
                        Discovery Fund                                               Capital Income Fund
                        Main Street[REGISTRATION MARK] Small Cap Fund                Multiple Strategies Fund
                        Small Cap Value Fund                                         Disciplined Allocation Fund
                        MidCap Fund                                                  Convertible Securities Fund
                        Main Street[REGISTRATION MARK] Opportunity Fund              SPECIALTY
                        Growth Fund                                                  Real Asset Fund[REGISTRATION MARK]
                        Capital Appreciation Fund                                    Gold & Special Minerals Fund
                        Main Street[REGISTRATION MARK] Growth & Income Fund          Tremont Market Neutral Fund, LLC(1)
                        Value Fund                                                   Tremont Opportunity Fund, LLC(1)
                        Quest Capital Value Fund
                        Quest Value Fund
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------------
 INCOME                 TAXABLE                                                      MUNICIPAL
                        International Bond Fund                                      California Municipal Fund(3)
                        High Yield Fund                                              New Jersey Municipal Fund(3)
                        Champion Income Fund                                         New York Municipal Fund(3)
                        Strategic Income Fund                                        Municipal Bond Fund
                        Bond Fund                                                    Intermediate Municipal Fund
                        Senior Floating Rate Fund
                        U.S. Government Trust
                        Limited-Term Government Fund
                        Capital Preservation Fund(2)
                        ROCHESTER DIVISION
                        Rochester National Municipals
                        Rochester Fund Municipals
                        Limited Term New York Municipal Fund
                        Pennsylvania Municipal Fund(3)
---------------------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS        STOCK                                                        STOCK & BOND
                        Mercury Advisors Focus Growth Fund                           QM Active Balanced Fund(2)
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund(4)
                        Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund(2)
---------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(5)        Money Market Fund                                            Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
 5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


30  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

WITH PHONELINK YOU CAN:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative(1) by saying "Agent" when prompted

   o And more!


QUICK LIST OF PHONELINK COMMANDS

SAY                                     TO:

[ACCOUNT # OR SOCIAL SECURITY # + PIN]  Get dollar and share balances, NAVs, transaction history or request
                                        transactions

[FUND NAME, SHARE CLASS]                Get current price/dividend information

BALANCE                                 Hear your balance/list of accounts

HISTORY                                 Hear your most recent transactions

PURCHASE OR BUY                         Buy shares

EXCHANGE                                Exchange shares

LIQUIDATION OR REDEMPTION               Sell shares

DOW JONES OR MARKET INDICES             Hear closing market information
                                        (Dow Jones Industrial Average, Nasdaq
                                        Composite and S&P 500)

CUSTOM LIST                             Create, play or edit custom list of your
                                        accounts, funds or market indices


1. You may speak to a Customer Service Representative during normal business hours.


31  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

PRIVACY POLICY NOTICE

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


32  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


33  OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: QVGLX     Class B: QGLBX     Class C: QGLCX
                Class N: QGLNX

--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                              Distributors, Inc.


RS0254.001.0502 July 30, 2002